Financial Statements Schedule I - Condensed Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from Operating activities:
Net loss	$ (50,384,176)	$ (37,512,212)	$ (18,021,737)
Adjustments to reconcile net loss to net cash provided by operating activities:
Share-based compensation	9,931,106	4,925,278	2,701,404
Change in fair value of warrants	(200,000)	1,920,000	1,980,000
Share of loss from equity method investment	249,652
Changes in operating assets and liabilities:
Prepayments and other current assets	(810,979)	(74,507)	33,713
Other payables	1,950,152	242,187	327,500
Deferred income	1,615,690	716,835	61,599
Net cash used in operating activities	(32,367,181)	(32,158,031)	(11,464,910)
Cash flows from investing activities:
Net cash used in investing activities	(10,434,231)	(2,729,497)	(738,470)
Cash flows from financing activities:
Proceed from issuance of convertible preferred shares, net of issuance cost	29,100,000	106,200,000	18,278,572
Proceeds from exercise of warrants	1,000,000
Proceeds from exercises of stock options	65,500
Proceeds from issuance of ordinary shares upon initial public offering	160,424,994
Payment of initial public offering costs	(2,730,299)
Net cash provided by financing activities	187,860,195	106,200,000	18,278,572
Effect of foreign exchange rate changes on cash and cash equivalents	652,595	(524,398)	(66,770)
Net increases in cash and cash equivalents	145,711,378	70,788,074	6,008,422
Cash and cash equivalents - beginning of the year	83,948,770	13,160,696	7,152,274
Cash and cash equivalents - end of the year	229,660,148	83,948,770	13,160,696
Parent Company
Cash flows from Operating activities:
Net loss	(50,384,176)	(37,512,212)	(18,021,737)
Adjustments to reconcile net loss to net cash provided by operating activities:
Share-based compensation	3,346,039	534,660	56,806
Change in fair value of warrants	(200,000)	1,920,000	1,980,000
Share of loss from equity method investment	46,598,092	35,057,552	15,984,931
Changes in operating assets and liabilities:
Prepayments and other current assets	(450,333)
Other payables	553,317
Deferred income	1,482,000
Net cash used in operating activities	944,939
Cash flows from investing activities:
Investment in subsidiaries	(31,707,566)	(84,501,020)	(21,500,000)
Net cash used in investing activities	(31,707,566)	(84,501,020)	(21,500,000)
Cash flows from financing activities:
Proceed from issuance of convertible preferred shares, net of issuance cost	29,100,000	106,200,000	18,278,572
Proceeds from exercise of warrants	1,000,000
Proceeds from exercises of stock options	65,500
Proceeds from issuance of ordinary shares upon initial public offering	160,424,994
Payment of initial public offering costs	(2,730,299)
Net cash provided by financing activities	187,860,195	106,200,000	18,278,572
Net increases in cash and cash equivalents	157,097,568	21,698,980	(3,221,428)
Cash and cash equivalents - beginning of the year	24,813,050	3,114,070	6,335,498
Cash and cash equivalents - end of the year	$ 181,910,618	$ 24,813,050	$ 3,114,070